SHORT-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS

5. SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
6-month Certificate of Deposits (i)	1,107,461	—
ETF (ii)	962,108	957,729
Total short-term investments	2,069,569	957,729

(i)

On May 2, 2025, the Company deposited a Certificate of Deposits of $150,000 with a term of 12 months in Bank of America, with an annual interest rate of 3.2%. As of June 30, 2025, the balance of this Certificate of Deposits was $150,789.04.

On February 14, 2025, the Company deposited a Certificate of Deposits of $943,690.46 with a term of 180 days in East West Bank, with an annual interest rate of 3.925%. As of June 30, 2025, the balance of this Certificate of Deposits was $956,672.29.

(ii)

On June 16, 2025, the Company purchased 2 SPDR S&P 500 ETF as part of the investment portfolio at a cost of $1,205.52. As of June 30, 2025, the market value of the ETF was $1,235.70.

On March 31, 2023, the Company purchased 5 SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $465.93. As of December 31, 2024, the market value of the ETF was $457.15. As of June 30, 2025, the market value of the ETF was $458.65.

On August 31, 2023, the Company purchased 6500 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF at a cost of $595,535.95. On March 28, 2024, the Company purchased additional 3,970 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $364,490.95. As of December 31, 2024, the market value of the total 10,470 units ETF was $957,272.10. As of June 30, 2025, the market value of the total 10,470 units ETF was $960,413.10.